Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Gains (Losses) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Fair Value Of Credit Derivative [Abstract]
Net mark-to-market gains at beginning of the year	₱ 237	₱ 514
Gains on derivative financial instruments (Note 4)	1,135	724	₱ 1,539
Effective portion recognized in the profit or loss for the cash flow hedges	27	(55)
Net fair value gains (losses) on cash flow hedges (Note 27)	(286)	(411)	76
Settlements, interest expense and others	(870)	(535)
Net mark-to-market gains at end of the year	₱ 243	₱ 237	₱ 514